Employee Benefit Plans - Narrative (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013 Item	Jan. 31, 2012	Jan. 31, 2011
Employee Benefit Plans [Line Items]
Expense for defined contribution plans	$ 4.0	$ 4.1	$ 4.3
Maximum percentage of participant's salary that may be deferred under a deferred compensation plan	25.00%
Maximum percentage of participant's bonus that may be deferred under a deferred compensation plan	50.00%
Employee deferrals, including employer matching contributions	1.3	2.0	1.5
Liability for deferred compensation	12.4	11.2
Number of multiemployer defined benefit pension plans under the terms of collective-bargaining agreements	33
Contributions to multiemployer plans and union pension expense	3.2	3.1	3.6
Net periodic pension cost	1.4	1.1	0.5
Former Chief Financial Officer
Employee Benefit Plans [Line Items]
Highest number of consecutive years of employment to compute supplemental retirement benefits	5 years
Pension liability recognized in consolidated balance sheets related to supplemental retirement benefits	$ 5.6	$ 4.6